Related parties (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Transactions with related parties
Net operating revenue	$ 868	$ 882	$ 652
Cost and operating expenses	(2,308)	(2,001)	(1,004)
Financial result		(715)	(910)
Outstanding balances with related parties
Cash and cash equivalents	1,256	817
Accounts receivable	155	131
Dividends receivable	132	126
Loans to related parties	1,976	4,526
Derivative financial instruments	297	284
Other assets	25	17
Supplier and contractors	266	428
Loans from related parties	3,975	5,753
Derivative financial instruments	112	109
Others liabilities	769	628
Joint Ventures
Transactions with related parties
Net operating revenue	352	399	166
Cost and operating expenses	(2,269)	(1,943)	(916)
Financial result	115	118	(29)
Outstanding balances with related parties
Accounts receivable	110	73
Dividends receivable	132	112
Loans to related parties	1,976	4,526
Other assets	25	17
Supplier and contractors	221	192
Others liabilities	769	612
Associates
Transactions with related parties
Net operating revenue	309	337	345
Cost and operating expenses	(39)	(29)	(51)
Financial result		(14)	1
Outstanding balances with related parties
Accounts receivable	42	55
Dividends receivable		14
Supplier and contractors	21	35
Loans from related parties	1,325	1,245
Major Stockholders
Transactions with related parties
Net operating revenue	207	146	141
Cost and operating expenses		(29)	(37)
Financial result	(115)	(819)	$ (882)
Outstanding balances with related parties
Cash and cash equivalents	1,256	817
Accounts receivable	3	3
Derivative financial instruments	297	284
Supplier and contractors	24	201
Loans from related parties	2,650	4,508
Derivative financial instruments	$ 112	109
Others liabilities		$ 16